Business combinations - Summary of Cash flows arising from the Acquisition (Details) - EUR (€) € in Thousands	7 Months Ended	8 Months Ended		9 Months Ended	10 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Fresh Eight Limited
Business combinations
Cash consideration paid for acquisition of subsidiary					€ (12,063)
Cash acquired with the subsidiary					152
Net cash paid for acquisition (included in cash used in investing activities)					(11,911)
Transaction costs of the acquisition (included in cash from operating activities)					(439)
Net cashflow on acquisition of subsidiary					€ (12,350)
Atrium Sports Inc
Business combinations
Cash consideration paid for acquisition of subsidiary			€ (183,043)
Cash acquired with the subsidiary			1,087
Net cash paid for acquisition (included in cash used in investing activities)			(181,956)
Transaction costs of the acquisition (included in cash from operating activities)			(3,900)
Net cashflow on acquisition of subsidiary			€ (185,856)
Interact Sport Pty Ltd
Business combinations
Cash consideration paid for acquisition of subsidiary	€ (4,671)
Cash acquired with the subsidiary	107
Net cash paid for acquisition (included in cash used in investing activities)	(4,564)
Transaction costs of the acquisition (included in cash from operating activities)	(154)
Net cashflow on acquisition of subsidiary	€ (4,718)
Vaix Limited
Business combinations
Cash consideration paid for acquisition of subsidiary				€ (21,681)
Cash acquired with the subsidiary				689
Net cash paid for acquisition (included in cash used in investing activities)				(20,992)
Transaction costs of the acquisition (included in cash from operating activities)				(373)
Net cashflow on acquisition of subsidiary				€ (21,365)
Ortec Sports B.V.
Business combinations
Cash consideration paid for acquisition of subsidiary		€ (5,717)
Cash acquired with the subsidiary		25
Net cash paid for acquisition (included in cash used in investing activities)		(5,692)
Transaction costs of the acquisition (included in cash from operating activities)		(235)
Net cashflow on acquisition of subsidiary		(5,927)
NSoft Group
Business combinations
Cash consideration paid for acquisition of subsidiary		(12,000)
Cash acquired with the subsidiary		1,868
Net cash paid for acquisition (included in cash used in investing activities)		(10,132)
Transaction costs of the acquisition (included in cash from operating activities)		(261)
Net cashflow on acquisition of subsidiary		€ (10,393)